INCOME (LOSS) PER SHARE - CALCULATION OF BASIC AND DILUTED INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss)	$ (501,665)	$ 57,584	$ (1,946,468)	$ 5,082	$ 7,449	$ (106,569)
Less: allocation of earnings to participating securities	0	34,801	0	3,032	4,601	0
Net income (loss) attributable to common stockholders	(501,665)	22,783	(1,946,468)	2,050	2,848	(106,569)
Net income (loss) attributable to common stockholders	$ (501,665)	$ 22,783	$ (1,946,468)	$ 2,050	$ 2,848	$ (106,569)
Weighted-average common stock outstanding - basic (in shares)	232,223,019	225,091,413	231,459,227	224,953,736	225,748,355	221,664,610
Dilutive effect of stock options and unvested shares (in shares)	0	19,246,732	0	19,585,456	19,249,033	0
Weighted-average common stock outstanding - diluted (in shares)	232,223,019	244,338,145	231,459,227	244,539,192	244,997,388	221,664,610
Net income (loss) per share attributable to common stockholders:
Net income (loss) per share attributable to common stockholders, Basic (in dollars per share)	$ (2.16)	$ 0.10	$ (8.41)	$ 0.01	$ 0.01	$ (0.48)
Net income (loss) per share attributable to common stockholders, Diluted (in dollars per share)	$ (2.16)	$ 0.09	$ (8.41)	$ 0.01	$ 0.01	$ (0.48)